Investment in Impaired Loans by Class of Finance Receivable (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Wholesale USD ($)	Mar. 31, 2013 Wholesale JPY (¥)	Mar. 31, 2012 Wholesale JPY (¥)	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2013 Working Capital USD ($)	Mar. 31, 2013 Working Capital JPY (¥)	Mar. 31, 2012 Working Capital JPY (¥)	Mar. 31, 2013 Real Estate USD ($)	Mar. 31, 2013 Real Estate JPY (¥)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2013 Finance leases USD ($)	Mar. 31, 2013 Finance leases JPY (¥)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2013 Financing Receivables Impaired USD ($)	Mar. 31, 2013 Financing Receivables Impaired JPY (¥)	Mar. 31, 2012 Financing Receivables Impaired JPY (¥)	Mar. 31, 2013 Financing Receivables Impaired Retail USD ($)	Mar. 31, 2013 Financing Receivables Impaired Retail JPY (¥)	Mar. 31, 2012 Financing Receivables Impaired Retail JPY (¥)	Mar. 31, 2013 Financing Receivables Impaired Finance leases USD ($)	Mar. 31, 2013 Financing Receivables Impaired Finance leases JPY (¥)	Mar. 31, 2012 Financing Receivables Impaired Finance leases JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance USD ($)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with Related Allowance JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance Wholesale USD ($)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance Wholesale JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with Related Allowance Wholesale JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance Working Capital USD ($)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance Working Capital JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with Related Allowance Working Capital JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance Real Estate USD ($)	Mar. 31, 2013 Impaired Financing Receivables with Related Allowance Real Estate JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with Related Allowance Real Estate JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance USD ($)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with No Related Allowance JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance Wholesale USD ($)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance Wholesale JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with No Related Allowance Wholesale JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance Working Capital USD ($)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance Working Capital JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with No Related Allowance Working Capital JPY (¥)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance Real Estate USD ($)	Mar. 31, 2013 Impaired Financing Receivables with No Related Allowance Real Estate JPY (¥)	Mar. 31, 2012 Impaired Financing Receivables with No Related Allowance Real Estate JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	$ 855	¥ 80,426	¥ 82,360	$ 194	¥ 18,203	¥ 22,120	$ 430	¥ 40,487	¥ 42,438	$ 61	¥ 5,742	¥ 1,033	$ 169	¥ 15,891	¥ 16,444	$ 1	¥ 103	¥ 325	$ 431	¥ 40,590	¥ 42,763	$ 430	¥ 40,487	¥ 42,438	$ 1	¥ 103	¥ 325	$ 255	¥ 23,939	¥ 25,529	$ 127	¥ 11,967	¥ 8,105	$ 56	¥ 5,246	¥ 995	$ 72	¥ 6,726	¥ 16,429	$ 169	¥ 15,897	¥ 14,068	$ 67	¥ 6,236	¥ 14,015	$ 5	¥ 496	¥ 38	$ 97	¥ 9,165	¥ 15
Unpaid principal balance	848	79,718	81,567	194	18,203	22,120	423	39,797	41,790	61	5,742	1,033	169	15,891	16,444	1	85	180	424	39,882	41,970	423	39,797	41,790	1	85	180	255	23,939	25,529	127	11,967	8,105	56	5,246	995	72	6,726	16,429	169	15,897	14,068	67	6,236	14,015	5	496	38	97	9,165	15
Individually evaluated allowance																												73	6,862	7,541	16	1,450	2,716	39	3,691	573	18	1,721	4,252
Average impaired finance receivables	848	79,789	82,104	219	20,618	18,734	421	39,616	44,362	41	3,820	2,592	165	15,574	16,137	2	161	279
Interest Income Recognized	$ 40	¥ 3,721	¥ 4,260	$ 2	¥ 166	¥ 79	$ 33	¥ 3,056	¥ 3,700	$ 1	¥ 83	¥ 79	$ 4	¥ 415	¥ 395	$ 0	¥ 1	¥ 7